Deposits, Receivables and Other Investments (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Deposits Receivables And Other Investments [Line Items]
Deposits at banks		₪ 6,463	₪ 35,436
Other restricted deposits	[1]		2,215
Available for sale financial assets		4,032	4,091
Short-term deposits and investments		10,495	39,527
EURO [Member]
Deposits Receivables And Other Investments [Line Items]
Deposits at banks	[2]		26,795
NIS [Member]
Deposits Receivables And Other Investments [Line Items]
Deposits at banks	[3]	₪ 6,463	₪ 6,426

[1]	As of December 31, 2016 Euro 0.5 million (NIS 2 million) is secured tenants deposit in respect of Suwalki and Torun malls that were sold during 2017.
[2]	As of December 31, 2016, EUR 4 million (NIS 16 million) and EUR 2.5 million (NIS 10 million) is restricted mainly in respect of bank facilities agreements signed to finance Projects in Poland and Serbia, respectively. During 2017 the project's companies have been sold.
[3]	As of December 31, 2017 and December 31, 2016 NIS 4.6 million and NIS 4 million respectively is restricted due to the Company's settlement agreement as described in note 13a1.